Condensed Financial Information of the Company (Details) - Schedule of statements of income and comprehensive income - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ (331)	$ (51)	¥ (4,204)	¥ (6,480)
Selling expenses			281	(281)
Interest income	2		1,044	1,767
Equity in earnings of subsidiaries and an affiliate	251,318	39,437	271,133	193,926
Net Income attributable to the Company’s shareholders	250,989	39,386	268,254	188,932
Other comprehensive (loss) income:
Foreign currency translation adjustments	(9,116)	(1,430)	9,639	10,178
Unrealized net gains on available-for-sale investments	6,252	981	23,811	17,231
Share of other comprehensive gain (loss) of affiliates	(1,281)	(201)	(3,016)	452
Comprehensive income attributable to the Company’s shareholders	¥ 246,844	$ 38,736	¥ 298,688	¥ 216,793